SUBSEQUENT EVENTS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16 – SUBSEQUENT EVENTS
Amended and Restated Merger Agreement
On April 14, 2022, the merger agreement was amended and restated which reduces the total enterprise value of the Company to $275 million and equity value of $215 million, representing an 8% reduction in valuation from the initial agreement. In addition, a bonus pool of up to 1,000,000 shares of TCAC common stock will be allocated pro-rata to non-redeeming public stockholders up to a maximum of one bonus share for each share held, effectively reducing their cost base.
Convertible Notes
SpringBig and TCAC also announced an agreement for the issuance of senior secured convertible notes with a 24-month maturity (the “Notes”), up to $16.0 million principal amount of which have been subscribed to by a global institutional investor. An initial tranche of $11.0 million will close in connection with the closing of the merger agreement. The second tranche of $5.0 million, subject to certain conditions in the agreement, will close 60 days after the resale registration statement is declared effective by the SEC.
Equity Financing Facility
In addition, TCAC entered into a committed equity financing facility (the “CEF Facility”) with an affiliate of Cantor Fitzgerald L.P. (“Cantor”). Under the terms of the CEF Facility, Cantor has committed to purchase, after the closing of the proposed merger with the Company, up to an aggregate of $50.0 million of TCAC’s common shares.
Registration Statement
On May 18, 2022, TCAC announced that the registration statement related to the business combination was made effective by the U.S. Securities and Exchange Commission.
Approval of Business Combination
On June 9, 2022, in a special meeting, the shareholders of TCAC voted to approve the business combination with completion on June 14, 2022; this resulted in the conversion of the Convertible Notes into 730,493 shares of common stock at a price of $10.00 per share, representing repayment of principal of $7.0 million and outstanding interest of $304,900.
Completion of Business Combination
On June 14, 2022, the business combination was completed. In connection with the closing of the Business Combination, TCAC has changed its name to SpringBig Holdings, Inc. Beginning June 15, 2022, the ticker symbols for TCAC’s common stock and warrants were changed to “SBIG” and “SBIGW,” respectively, and commence trading on The Nasdaq Global Market. The Company received net proceeds of $12.0 million, with gross proceeds of $24.9 million; this is in addition to the $7.0 million Convertible Notes which were issued in February 2022 and that have now converted into common stock, see Note 5, “Convertible Notes”. Of the amount received, approximately $8.8 million represents unredeemed shares from the TCAC trust; $6.1 million from PIPE proceeds and $10.0 million from Senior Secured Original Issue Discount Convertible Promissory Note.
Convertible Notes
On June 14, 2022, the Company issued $11.0 million in aggregate principal amount of Senior Secured Original Issue Discount Convertible Promissory Note due June 14, 2024 (the “Secured Convertible Notes”), issued at a discount of $1.0 million. The Secured Convertible Notes accrue interest at the rate of 6.0% per annum.
Common Stock Purchase Agreement
On April 29, 2022, TCAC entered into a Common Stock Purchase Agreement (the “Stock Purchase Agreement”) with an affiliate of Cantor Fitzgerald L.P. (“Cantor”). The Company, in its sole discretion, shall have the right, but not the obligation, to issue and sell to the Cantor, and the Cantor shall purchase from the Company, up to $50.0 million of common shares, par value $0.0001 per share.
Preferred Stock
With the completion of the business combination, the Series A, B and Seed preferred stock were converted to common stock. The conversation rate of all preferred stock is at a one to one ratio to common stock resulting in shares common stock of 5,088,944, 4,584,202 and 6,911,715 converted from Series A, B and Seed preferred stock, respectively.

NOTE 15 – SUBSEQUENT EVENTS
Management has considered subsequent events through March 17, 2022, the date this report was available to be issued.
On February 25, 2022 the Company entered into Convertible Notes with two existing shareholders (“the Note Holders”) in aggregate for a principal sum of $7.0 million. On the closing of the proposed business combination of the Company and TCAC as contemplated in the definitive agreement executed on November 8, 2021, the outstanding principal balance of the Convertible Notes become due and payable and will be satisfied by the issuance to the Note Holders of common shares of the surviving company issuable under an agreement entered into between each of the Note holders and TCAC on November 8, 2021. In the event the proposed business combination does not close by September 30, 2022 the outstanding principal will be converted into Series B Preferred Stock of the Company.